PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Communication Services : 4.1%
131
Cable One, Inc.
$ 80,649
0.0
37,724  Iridium
Communications, Inc.
1,716,065
0.2
1,103
(1)
Liberty Broadband
Corp. - Class A
100,274
0.0
7,793
(1)
Liberty Broadband
Corp. - Class C
711,657
0.1
11,433
(1)
Live Nation
Entertainment, Inc.
949,396
0.1
81,193
(1)
Match Group, Inc.
3,180,736
0.3
3,793  Nexstar Media Group,
Inc.
543,802
0.1
191,814
(1)
Pinterest, Inc. - Class A
5,184,732
0.6
6,373
(1)
Playtika Holding Corp.
61,372
0.0
148,441
(1)
ROBLOX Corp. - Class
A
4,298,851
0.5
4,939
(1)
Roku, Inc.
348,644
0.0
45,332
(1)
Spotify Technology SA
7,010,140
0.8
13,933  TKO Group Holdings,
Inc.
1,171,208
0.1
142,511
(1)
Trade Desk, Inc. - Class
A
11,137,235
1.2
52,129
(1)
ZoomInfo Technologies,
Inc.
854,916
0.1
37,349,677
4.1
Consumer Discretionary : 12.6%
8,629
Best Buy Co., Inc.
599,457
0.1
2,301
(1)
Bright Horizons Family
Solutions, Inc.
187,439
0.0
1,833
Brunswick Corp.
144,807
0.0
20,887
(1)
Burlington Stores, Inc.
2,826,011
0.3
27,193
(1)
Caesars Entertainment,
Inc.
1,260,396
0.1
2,859
(1)
CarMax, Inc.
202,217
0.0
4,040
(1)
Cava Group, Inc.
123,745
0.0
9,821
(2)
Choice Hotels
International, Inc.
1,203,171
0.1
22,983
Churchill Downs, Inc.
2,666,947
0.3
354,271
(1)
Coupang, Inc.
6,022,607
0.7
19,663
(1)
Crocs, Inc.
1,734,867
0.2
18,227  Darden Restaurants,
Inc.
2,610,471
0.3
8,472
(1)
Deckers Outdoor Corp.
4,355,371
0.5
1,437  Dick's Sporting Goods,
Inc.
156,029
0.0
11,441
Domino's Pizza, Inc.
4,333,736
0.5
76,387
(1)
DoorDash, Inc. - Class
A
6,070,475
0.7
135,152
(1)
DraftKings, Inc. - Class
A
3,978,875
0.4
10,715
eBay, Inc.
472,424
0.1
22,253
(1)
Etsy, Inc.
1,437,099
0.2
33,989
(1)
Expedia Group, Inc.
3,503,246
0.4
17,710
(1)
Five Below, Inc.
2,849,539
0.3
33,640
(1)
Floor & Decor Holdings,
Inc. - Class A
3,044,420
0.3
2,724
(1)
Grand Canyon
Education, Inc.
318,381
0.0
31,801
H&R Block, Inc.
1,369,351
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
38,080  Hilton Worldwide
Holdings, Inc.
$ 5,718,854
0.6
6,049
Murphy USA, Inc.
2,067,125
0.2
32,928
(1)
Norwegian Cruise Line
Holdings Ltd.
542,653
0.1
85
(1)
NVR, Inc.
506,881
0.1
6,394
(1)
Ollie's Bargain Outlet
Holdings, Inc.
493,489
0.1
102,370
(1)
Peloton Interactive, Inc.
- Class A
516,969
0.1
13,141
(1)
Planet Fitness, Inc. -
Class A
646,274
0.1
1,533
Polaris, Inc.
159,647
0.0
12,282
Pool Corp.
4,373,620
0.5
915
(1)
RH
241,889
0.0
101,334
Ross Stores, Inc.
11,445,675
1.3
22,779
(1)
Royal Caribbean
Cruises Ltd.
2,098,857
0.2
17,278  Service Corp.
International
987,265
0.1
3,056
(1)
Skechers USA, Inc. -
Class A
149,591
0.0
4,882
Tapestry, Inc.
140,358
0.0
10,947  Tempur Sealy
International, Inc.
474,443
0.1
21,608
Texas Roadhouse, Inc.
2,076,529
0.2
665
(1)
TopBuild Corp.
167,314
0.0
35,413
Tractor Supply Co.
7,190,610
0.8
10,528
Travel + Leisure Co.
386,693
0.0
16,174
(1)
Ulta Beauty, Inc.
6,460,704
0.7
1,223
Vail Resorts, Inc.
271,371
0.0
11,103
(1)
Victoria's Secret & Co.
185,198
0.0
9,305
(1)
Wayfair, Inc. - Class A
563,604
0.1
55,904
Wendy's Co.
1,141,001
0.1
2,658
Williams-Sonoma, Inc.
413,053
0.0
9,680
Wingstop, Inc.
1,740,851
0.2
1,929  Wyndham Hotels &
Resorts, Inc.
134,143
0.0
2,048
Wynn Resorts Ltd.
189,256
0.0
27,998
(1)
YETI Holdings, Inc.
1,350,064
0.2
79,613
Yum! Brands, Inc.
9,946,848
1.1
114,251,910
12.6
Consumer Staples : 2.9%
11,579  Albertsons Cos., Inc. -
Class A
263,422
0.0
14,876
(1)
BJ's Wholesale Club
Holdings, Inc.
1,061,700
0.1
2,807
(1)
Boston Beer Co., Inc. -
Class A
1,093,411
0.1
12,558  Brown-Forman Corp. -
Class A
729,620
0.1
47,200  Brown-Forman Corp. -
Class B
2,722,968
0.3
1,733  Casey's General Stores,
Inc.
470,544
0.1
15,478
(1)
Celsius Holdings, Inc.
2,656,025
0.3
70,775  Church & Dwight Co.,
Inc.
6,485,113
0.7
39,987
Clorox Co.
5,240,696
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
4,058
(1)
Freshpet, Inc.
$ 267,341
0.0
44,359  Lamb Weston Holdings,
Inc.
4,101,433
0.5
23,277
(1)
Performance Food
Group Co.
1,370,084
0.1
26,462,357
2.9
Energy : 4.4%
36,597
Antero Midstream Corp.
438,432
0.0
88,868
APA Corp.
3,652,475
0.4
78,422
Cheniere Energy, Inc.
13,014,915
1.4
58,398
Halliburton Co.
2,365,119
0.3
50,152
Hess Corp.
7,673,256
0.8
20,931  New Fortress Energy,
Inc.
686,118
0.1
7,949
ONEOK, Inc.
504,205
0.1
36,758
Ovintiv, Inc.
1,748,578
0.2
72,291
Targa Resources Corp.
6,196,785
0.7
1,868  Texas Pacific Land
Corp.
3,406,410
0.4
39,686,293
4.4
Financials : 9.6%
34,000  Ameriprise Financial,
Inc.
11,209,120
1.2
168,723  Apollo Global
Management, Inc.
15,144,576
1.7
16,307
(1)
Arch Capital Group Ltd.
1,299,831
0.2
51,813  Ares Management
Corp. - Class A
5,330,003
0.6
3,835  Arthur J Gallagher &
Co.
874,112
0.1
65,226
(1)
Block, Inc.
2,886,903
0.3
21,519
Blue Owl Capital, Inc.
278,886
0.0
2,197
(1)
Brighthouse Financial,
Inc.
107,521
0.0
29,896
Brown & Brown, Inc.
2,087,937
0.2
115,551
Equitable Holdings, Inc.
3,280,493
0.4
1,870
Everest Re Group Ltd.
695,023
0.1
12,408  FactSet Research
Systems, Inc.
5,425,522
0.6
382  First Citizens
BancShares, Inc. -
Class A
527,198
0.1
1,210
Houlihan Lokey, Inc.
129,615
0.0
7,055  Kinsale Capital Group,
Inc.
2,921,687
0.3
51,383
KKR & Co., Inc.
3,165,193
0.4
5,079
Lincoln National Corp.
125,401
0.0
25,219  LPL Financial Holdings,
Inc.
5,993,295
0.7
11,975  MarketAxess Holdings,
Inc.
2,558,339
0.3
8,308
Morningstar, Inc.
1,946,066
0.2
12,417
MSCI, Inc.
6,370,914
0.7
510,918
(1)
NU Holdings Ltd./
Cayman Islands - Class
A
3,704,155
0.4
7,609
Primerica, Inc.
1,476,222
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,301  RenaissanceRe
Holdings Ltd.
$ 851,254
0.1
2,872
RLI Corp.
390,276
0.0
14,479
(1)(2)
Rocket Cos., Inc. -
Class A
118,438
0.0
29,984
(1)
Ryan Specialty
Holdings, Inc.
1,451,226
0.2
17,568
(1)
Shift4 Payments, Inc. -
Class A
972,740
0.1
28,638
SLM Corp.
390,050
0.0
114,509
(1)
Toast, Inc. - Class A
2,144,754
0.2
6,014
(2)
TPG, Inc.
181,142
0.0
12,872  Tradeweb Markets, Inc.
- Class A
1,032,334
0.1
10,738
(2)
UWM Holdings Corp.
52,079
0.0
6,329
(1)
WEX, Inc.
1,190,422
0.1
4,243  Willis Towers Watson
PLC
886,617
0.1
8,911
XP, Inc. - Class A
205,399
0.0
87,404,743
9.6
Health Care : 20.1%
29,671
(1)
10X Genomics, Inc. -
Class A
1,223,929
0.1
77,647  Agilent Technologies,
Inc.
8,682,488
1.0
83,769
(1)(2)
agilon health, Inc.
1,487,737
0.2
24,687
(1)
Align Technology, Inc.
7,537,435
0.8
32,141
(1)
Alnylam
Pharmaceuticals, Inc.
5,692,171
0.6
52,271  AmerisourceBergen
Corp.
9,407,212
1.0
32,231
(1)
Apellis
Pharmaceuticals, Inc.
1,226,067
0.1
7,139
(1)
BioMarin
Pharmaceutical, Inc.
631,659
0.1
47,437
Bio-Techne Corp.
3,229,037
0.4
34,322
Bruker Corp.
2,138,261
0.2
42,205
Cardinal Health, Inc.
3,664,238
0.4
13,971
(1)
Certara, Inc.
203,138
0.0
3,392
Chemed Corp.
1,762,822
0.2
17,454
(1)
DaVita, Inc.
1,649,927
0.2
125,083
(1)
Dexcom, Inc.
11,670,244
1.3
16,881
(1)
Doximity, Inc. - Class A
358,215
0.0
2,170  Encompass Health
Corp.
145,737
0.0
20,028
(1)
Exact Sciences Corp.
1,366,310
0.1
76,498
(1)
Exelixis, Inc.
1,671,481
0.2
10,878
(1)
Globus Medical, Inc. -
Class A
540,093
0.1
64,022
(1)
Horizon Therapeutics
PLC
7,406,705
0.8
3,926
(1)
ICON PLC
966,778
0.1
26,631
(1)
IDEXX Laboratories,
Inc.
11,644,937
1.3
15,237
(1)
Illumina, Inc.
2,091,735
0.2
43,978
(1)
Incyte Corp.
2,540,609
0.3
9,293
(1)
Inspire Medical
Systems, Inc.
1,844,103
0.2
22,408
(1)
Insulet Corp.
3,573,852
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
39,624
(1)
Ionis Pharmaceuticals,
Inc.
$ 1,797,345
0.2
55,270
(1)
IQVIA Holdings, Inc.
10,874,373
1.2
10,221
(1)
Jazz Pharmaceuticals
PLC
1,323,006
0.1
10,275
(1)
Karuna Therapeutics,
Inc.
1,737,400
0.2
20,557
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
205,570
0.0
13,950
(1)
Masimo Corp.
1,223,136
0.1
7,530
(1)
Medpace Holdings, Inc.
1,823,239
0.2
7,043
(1)
Mettler-Toledo
International, Inc.
7,804,137
0.9
10,161
(1)
Molina Healthcare, Inc.
3,331,690
0.4
33,459
(1)
Natera, Inc.
1,480,561
0.2
31,239
(1)
Neurocrine Biosciences,
Inc.
3,514,388
0.4
33,914
(1)
Novocure Ltd.
547,711
0.1
11,725
(1)
Penumbra, Inc.
2,836,395
0.3
7,932
(1)
Repligen Corp.
1,261,267
0.1
46,950
ResMed, Inc.
6,942,496
0.8
106,265
(1)
Roivant Sciences Ltd.
1,241,175
0.1
28,912
(1)
Sarepta Therapeutics,
Inc.
3,504,713
0.4
45,319
(1)
Seagen, Inc.
9,614,426
1.1
11,720
(1)
Shockwave Medical,
Inc.
2,333,452
0.3
22,434
(1)
Sotera Health Co.
336,061
0.0
2,811
(1)
Tandem Diabetes Care,
Inc.
58,384
0.0
21,860
(1)
Ultragenyx
Pharmaceutical, Inc.
779,309
0.1
46,832
(1)
Veeva Systems, Inc. -
Class A
9,527,970
1.0
18,933
(1)
Waters Corp.
5,191,618
0.6
23,930  West Pharmaceutical
Services, Inc.
8,978,775
1.0
182,625,517
20.1
Industrials : 17.1%
4,244
A. O. Smith Corp.
280,656
0.0
22,035  Advanced Drainage
Systems, Inc.
2,508,244
0.3
26,238
Allegion PLC
2,734,000
0.3
2,848  Allison Transmission
Holdings, Inc.
168,203
0.0
12,450
AMERCO
652,256
0.1
77,896
(1)
American Airlines
Group, Inc.
997,848
0.1
4,225  Armstrong World
Industries, Inc.
304,200
0.0
2,272
(1)
Avis Budget Group, Inc.
408,256
0.1
22,489
(1)
Axon Enterprise, Inc.
4,475,086
0.5
42,042  Booz Allen Hamilton
Holding Corp.
4,593,929
0.5
5,046
BWX Technologies, Inc.
378,349
0.0
4,100
(1)
Ceridian HCM Holding,
Inc.
278,185
0.0
28,948  CH Robinson
Worldwide, Inc.
2,493,291
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
96,552
(1)(2)
ChargePoint Holdings,
Inc.
$ 479,863
0.1
24,939
Cintas Corp.
11,995,908
1.3
277,478
(1)
Copart, Inc.
11,956,527
1.3
56,214
(1)
CoStar Group, Inc.
4,322,294
0.5
10,583
Delta Air Lines, Inc.
391,571
0.1
16,240
Donaldson Co., Inc.
968,554
0.1
5,243
EMCOR Group, Inc.
1,103,075
0.1
27,267
Equifax, Inc.
4,994,769
0.6
6,639  Expeditors International
of Washington, Inc.
761,029
0.1
138,307
Fastenal Co.
7,557,094
0.8
3,603
Ferguson PLC
592,585
0.1
1,990
(1)
FTI Consulting, Inc.
355,036
0.0
14,429
Genpact Ltd.
522,330
0.1
22,092
Graco, Inc.
1,610,065
0.2
13,139
HEICO Corp.
2,127,598
0.2
23,270
HEICO Corp. - Class A
3,006,949
0.3
7,898
Hubbell, Inc.
2,475,312
0.3
1,980
IDEX Corp.
411,880
0.1
5,242  JB Hunt Transport
Services, Inc.
988,222
0.1
15,912
KBR, Inc.
937,853
0.1
9,199
Landstar System, Inc.
1,627,671
0.2
16,868  Lincoln Electric
Holdings, Inc.
3,066,434
0.3
108,527
(1)
Lyft, Inc. - Class A
1,143,875
0.1
2,013
MSA Safety, Inc.
317,349
0.0
29,699  Old Dominion Freight
Line, Inc.
12,151,049
1.3
7,888
Otis Worldwide Corp.
633,485
0.1
8,178
(1)
Paycor HCM, Inc.
186,704
0.0
12,224
Quanta Services, Inc.
2,286,744
0.3
44,917
RB Global, Inc.
2,807,313
0.3
37,160  Rockwell Automation,
Inc.
10,622,929
1.2
82,519
Rollins, Inc.
3,080,434
0.3
944
(1)
Saia, Inc.
376,326
0.0
4,625
(1)
SiteOne Landscape
Supply, Inc.
755,956
0.1
3,479  Spirit AeroSystems
Holdings, Inc. - Class A
56,151
0.0
3,100
Tetra Tech, Inc.
471,293
0.1
33,644
Toro Co.
2,795,816
0.3
21,725  Trane Technologies
PLC
4,408,220
0.5
2,865
(1)
TransDigm Group, Inc.
2,415,567
0.3
35,101
(1)
Trex Co., Inc.
2,163,275
0.2
956
(1)
U-Haul Holding Co.
52,169
0.0
4,548
United Rentals, Inc.
2,021,904
0.2
442
Valmont Industries, Inc.
106,173
0.0
46,144
Verisk Analytics, Inc.
10,901,059
1.2
8,100
Vertiv Holdings Co.
301,320
0.0
2,672
(2)
Watsco, Inc.
1,009,268
0.1
16,019
(1)
WillScot Mobile Mini
Holdings Corp.
666,230
0.1
14,435
WW Grainger, Inc.
9,986,710
1.1
9,125
Xylem, Inc.
830,649
0.1
155,073,090
17.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 25.5%
24,228
(1)
Allegro MicroSystems,
Inc.
$ 773,842
0.1
19,791
(1)
Alteryx, Inc. - Class A
745,923
0.1
94,857  Amphenol Corp. - Class
A
7,967,039
0.9
23,153
(1)
ANSYS, Inc.
6,889,175
0.8
17,450
(1)
AppLovin Corp. - Class
A
697,302
0.1
57,579  Bentley Systems, Inc. -
Class B
2,888,163
0.3
31,680  Broadridge Financial
Solutions, Inc.
5,672,304
0.6
41,172
CDW Corp.
8,306,863
0.9
92,989
(1)
Cloudflare, Inc. - Class
A
5,862,027
0.6
59,816
(1)
Confluent, Inc. - Class A
1,771,152
0.2
68,076
(1)
Crowdstrike Holdings,
Inc. - Class A
11,394,561
1.2
88,306
(1)
Datadog, Inc. - Class A
8,043,794
0.9
65,388
(1)
DocuSign, Inc.
2,746,296
0.3
40,390
(1)
DoubleVerify Holdings,
Inc.
1,128,901
0.1
74,186
(1)
Dropbox, Inc. - Class A
2,020,085
0.2
77,726
(1)
Dynatrace, Inc.
3,632,136
0.4
25,135
(1)
Elastic NV
2,041,967
0.2
43,028
(1)
Enphase Energy, Inc.
5,169,814
0.6
2,510
Entegris, Inc.
235,714
0.0
17,975
(1)
EPAM Systems, Inc.
4,596,028
0.5
7,627
(1)
Euronet Worldwide, Inc.
605,431
0.1
7,835
(1)
Fair Isaac Corp.
6,804,933
0.7
22,980
(1)
Five9, Inc.
1,477,614
0.2
21,612
(1)
FleetCor Technologies,
Inc.
5,518,408
0.6
24,821
(1)
Gartner, Inc.
8,528,744
0.9
27,937
Gen Digital, Inc.
493,926
0.1
28,346
(1)
Gitlab, Inc. - Class A
1,281,806
0.1
13,325
(1)
Globant SA
2,636,351
0.3
30,203
(1)
GoDaddy, Inc. - Class A
2,249,519
0.2
21,498
(1)
HashiCorp, Inc. - Class
A
490,799
0.0
57,002
HP, Inc.
1,464,951
0.2
14,766
(1)
HubSpot, Inc.
7,272,255
0.8
1,085
(1)
Informatica, Inc. - Class
A
22,861
0.0
25,897
Jabil, Inc.
3,286,070
0.4
7,453  Jack Henry &
Associates, Inc.
1,126,446
0.1
14,689
(1)
Keysight Technologies,
Inc.
1,943,502
0.2
44,034
(1)
Lattice Semiconductor
Corp.
3,783,842
0.4
19,921
(1)
Manhattan Associates,
Inc.
3,937,585
0.4
124,025  Microchip Technology,
Inc.
9,680,151
1.1
21,238
(1)
MongoDB, Inc.
7,345,375
0.8
14,671  Monolithic Power
Systems, Inc.
6,778,002
0.7
33,115  National Instruments
Corp.
1,974,316
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,006
(1)
nCino, Inc.
$ 63,791
0.0
27,122
NetApp, Inc.
2,058,017
0.2
18,142
(1)
New Relic, Inc.
1,553,318
0.2
18,042
(1)
Nutanix, Inc. - Class A
629,305
0.1
3,107
(1)
Okta, Inc.
253,252
0.0
605,747
(1)
Palantir Technologies,
Inc. - Class A
9,691,952
1.1
104,213
Paychex, Inc.
12,018,885
1.3
16,698
Paycom Software, Inc.
4,329,290
0.5
13,575
(1)
Paylocity Holding Corp.
2,466,578
0.3
13,549
Pegasystems, Inc.
588,162
0.1
25,366
(1)
Procore Technologies,
Inc.
1,656,907
0.2
19,371
(1)
PTC, Inc.
2,744,483
0.3
71,089
(1)
Pure Storage, Inc. -
Class A
2,532,190
0.3
27,573
(1)
RingCentral, Inc. -
Class A
816,988
0.1
9,965
(1)
SentinelOne, Inc. -
Class A
168,010
0.0
40,548
(1)
Smartsheet, Inc. - Class
A
1,640,572
0.2
49,379
(1)
Splunk, Inc.
7,221,679
0.8
32,467
(1)
Teradata Corp.
1,461,664
0.2
41,975
Teradyne, Inc.
4,216,809
0.5
9,029
(1)
Twilio, Inc. - Class A
528,467
0.1
10,173
(1)
Tyler Technologies, Inc.
3,928,202
0.4
1,133
Ubiquiti, Inc.
164,625
0.0
93,126
(1)
UiPath, Inc. - Class A
1,593,386
0.2
36,605
(1)
Unity Software, Inc.
1,149,031
0.1
6,825
Universal Display Corp.
1,071,457
0.1
1,551
(1)
VeriSign, Inc.
314,124
0.0
17,000
Vontier Corp.
525,640
0.1
17,777
Western Union Co.
234,301
0.0
2,978
(1)
Zebra Technologies
Corp. - Class A
704,386
0.1
28,215
(1)
Zscaler, Inc.
4,389,972
0.5
232,001,416
25.5
Materials : 1.3%
43,109  Ardagh Metal
Packaging SA
134,931
0.0
8,588
Avery Dennison Corp.
1,568,770
0.2
7,652
(1)
Axalta Coating Systems
Ltd.
205,839
0.0
7,479
Eagle Materials, Inc.
1,245,403
0.1
6,015
FMC Corp.
402,825
0.0
45,153
(1)(2)
Ginkgo Bioworks
Holdings, Inc.
81,727
0.0
52,653  Graphic Packaging
Holding Co.
1,173,109
0.1
19,053
PPG Industries, Inc.
2,473,079
0.3
7,852
RPM International, Inc.
744,448
0.1
13,343
Scotts Miracle-Gro Co.
689,566
0.1
25,697
Sealed Air Corp.
844,403
0.1
14,014
Valvoline, Inc.
451,811
0.1
9,424
Vulcan Materials Co.
1,903,837
0.2
11,919,748
1.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 1.1%
18,780  Equity LifeStyle
Properties, Inc.
$ 1,196,474
0.1
46,348
Iron Mountain, Inc.
2,755,389
0.3
21,656  Lamar Advertising Co. -
Class A
1,807,626
0.2
3,507  SBA Communications
Corp.
701,996
0.1
22,877  Simon Property Group,
Inc.
2,471,402
0.3
8,661
Sun Communities, Inc.
1,024,943
0.1
5,940
UDR, Inc.
211,880
0.0
10,169,710
1.1
Utilities : 0.3%
131,940
AES Corp.
2,005,488
0.2
34,683
Vistra Corp.
1,150,782
0.1
3,156,270
0.3
Total Common Stock
(Cost $810,006,898)
900,100,731
99.0
EXCHANGE-TRADED FUNDS : 0.8%
78,428  iShares Russell Mid-
Cap Growth ETF
7,164,398
0.8
Total Exchange-Traded
Funds
(Cost $7,179,425)
7,164,398
0.8
Total Long-Term
Investments
(Cost $817,186,323)
907,265,129
99.8
Principal
Amount †
SHORT-TERM INVESTMENTS : 0.6%
Repurchase Agreements : 0.4%
1,000,000
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,020,000, due
08/01/28-07/01/53)
1,000,000
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,000,436,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,020,000, due
08/05/25-05/20/72)
$ 1,000,000
0.1
1,000,000
(3)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $1,000,437,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,062, due
01/31/24-10/01/53)
1,000,000
0.1
974,445
(3)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase Amount
$974,872, collateralized
by various U.S.
Government Securities,
0.000%-7.500%, Market
Value plus accrued
interest $993,934, due
10/31/23-02/15/53)
974,445
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
65,534
(3)
Nomura Securities
Int'l Inc., Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase Amount
$65,563, collateralized
by various U.S.
Government Agency
Obligations, 2.500%-
5.500%, Market
Value plus accrued
interest $66,845, due
10/01/27-09/01/53)
$ 65,534
0.0
Total Repurchase
Agreements
(Cost $4,039,979)
4,039,979
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
1,560,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $1,560,000) $ 1,560,000 0.2
Total Short-Term
Investments
(Cost $5,599,979)
5,599,979
0.6
Total Investments in
Securities
(Cost $822,786,302) $ 912,865,108 100.4
Liabilities in Excess of
Other Assets (3,902,056) (0.4)
Net Assets $ 908,963,052 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 900,100,731 $ — $ — $ 900,100,731
Exchange-Traded Funds 7,164,398 — — 7,164,398
Short-Term Investments 1,560,000 4,039,979 — 5,599,979
Total Investments, at fair value $ 908,825,129 $ 4,039,979 $ — $ 912,865,108
Liabilities Table
Other Financial Instruments+
Futures $ (80,188) $ — $ — $ (80,188)
Total Liabilities $ (80,188) $ — $ — $ (80,188)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index
Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 9 12/15/23 $ 2,268,360 $ (80,188)
$ 2,268,360 $ (80,188)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 169,363,812
Gross Unrealized Depreciation (79,285,005)
Net Unrealized Appreciation $ 90,078,807